Annual Fund Operating Expenses - Retail Class - Transamerica High Yield Bond	Mar. 01, 2021
A
Operating Expenses:
Management fees	0.55%	[1]
Distribution and service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual fund operating expenses	1.03%
Fee waiver and/or expense reimbursement	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.03%
C
Operating Expenses:
Management fees	0.55%	[1]
Distribution and service (12b-1) fees	1.00%
Other expenses	0.18%	[3]
Total annual fund operating expenses	1.73%
Fee waiver and/or expense reimbursement	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.73%
I
Operating Expenses:
Management fees	0.55%	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.15%
Total annual fund operating expenses	0.70%
Fee waiver and/or expense reimbursement	0.08%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.62%
R6
Operating Expenses:
Management fees	0.55%	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.05%
Total annual fund operating expenses	0.60%
Fee waiver and/or expense reimbursement	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.60%

[1]	Management fees have been restated to reflect a reduction in management fees effective January 6, 2020.
[2]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.09% for Class A shares, 1.85% for Class C shares, 0.79% for Class I shares and 0.67% for Class R6 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect. In addition, TAM has contractually agreed to reimburse 0.08% of the sub-transfer agency fees and certain per account transfer agency fees on Class I shares through March 1, 2023.
[3]	The recaptured expense component of Other expenses has been restated to reflect expenses expected to be incurred during the current fiscal year.